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                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                    ----------------------------------------

                METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
             METLIFE OF CT FUND UL II FOR VARIABLE LIFE INSURANCE*

                                   MARKETLIFE
                                     INVEST
                              METLIFE VARIABLE LIFE
                        METLIFE VARIABLE LIFE ACCUMULATOR
                   METLIFE VARIABLE LIFE ACCUMULATOR SERIES 2
                   METLIFE VARIABLE LIFE ACCUMULATOR SERIES 3
                       METLIFE VARIABLE SURVIVORSHIP LIFE
                      METLIFE VARIABLE SURVIVORSHIP LIFE II


                       SUPPLEMENT DATED DECEMBER 27, 2007

   TO THE PROSPECTUSES DATED APRIL 30, 2007 AND MAY 2, 2005 (AS SUPPLEMENTED)



MetLife Insurance Company of Connecticut (the "Company") has filed an application with the Securities and Exchange Commission ("SEC") requesting an order to allow the Company to remove certain variable investment options ("Existing Funds") and substitute new options ("Replacement Funds") as shown below. The Replacement Funds are portfolios of the Met Investors Series Trust or the Metropolitan Series Fund, Inc. To the extent that a Replacement Fund is not currently available as an investment option under your Policy, such Replacement Fund will be added as an investment option on or before the date of the substitution. Please retain this supplement and keep it with the prospectus.

To the extent required by law, approval of the proposed substitutions is being obtained from the state insurance regulators in certain jurisdictions.

The Company believes that the proposed substitutions are in the best interest of Policy owners. In each case, the Replacement Fund will have at least similar investment objectives and policies as the Existing Fund. The Company will bear all expenses related to the substitutions, and they will have no tax consequences for you. The Company anticipates that, if such order is granted, the proposed substitutions will occur on or about April 28, 2008.




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     * Prior to December 7, 2007, MetLife of CT Fund UL II for Variable Life
     Insurance was a separate account of MetLife Life and Annuity Company of Connecticut.

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The proposed substitution and respective advisers and/or sub-advisers for all of the above-listed Policies EXCEPT MetLife Variable Survivorship Life II are as follows:

EXISTING FUND AND CURRENT ADVISER (WITH CURRENT SUB-ADVISER AS        REPLACEMENT FUND AND SUB-ADVISER
NOTED)

Fidelity(R) Variable Insurance Products - VIP Growth             ->   Met Investors Series Trust - Oppenheimer
Portfolio (Initial Class)                                             Capital Appreciation Portfolio (Class A)
Fidelity Management & Research Company                                OppenheimerFunds, Inc.
(Fidelity International Investment Advisers, Fidelity
International Investment Advisors (UK) Limited, Fidelity
Management & Research (U.K.) Inc., Fidelity Research &
Analysis Company, FMR Co., Inc. and Fidelity Investments
Japan Limited)



The proposed substitution and respective advisers and/or sub-advisers for all of the above-listed Policies EXCEPT Invest are as follows:

EXISTING FUND AND CURRENT ADVISER (WITH CURRENT SUB-ADVISER AS        REPLACEMENT FUND AND SUB-ADVISER
NOTED)
Janus Aspen Series - Janus Worldwide Growth Portfolio            ->   Metropolitan Series Fund, Inc. - Oppenheimer
(Service Class)                                                       Global Equity Portfolio (Class B) 1
Janus Capital Management LLC                                          OppenheimerFunds, Inc.


1. Policies issued prior to 5/1/01 are substituted into Oppenheimer Global Equity - Class A. Policies issued after 4/30/01 are substituted into Oppenheimer Global Equity - Class B. All MetLife Variable Survivorship II policies will be substituted as described in the table above, regardless of issue date.


The proposed substitutions and respective advisers and/or sub-advisers for MetLife Variable Life, MetLife Variable Life Accumulator, MetLife Variable Life Accumulator Series 2, MetLife Variable Life Accumulator Series 3 and MetLife Variable Survivorship Life II ONLY are as follows:


EXISTING FUND AND CURRENT ADVISER (WITH CURRENT SUB-ADVISER AS        REPLACEMENT FUND AND SUB-ADVISER
NOTED)
Dreyfus Variable Investment Fund - Dreyfus Appreciation          ->   Metropolitan Series Fund, Inc. - Davis
Portfolio (Initial Class)                                             Venture Value Portfolio (Class A)
The Dreyfus Corporation                                               Davis Selected Advisers, L.P.
(Fayez Sarofim & Co.)
Dreyfus Variable Investment Fund - Dreyfus Developing            ->   Metropolitan Series Fund, Inc. - T. Rowe
Leaders Portfolio (Initial Class)                                     Price Small Cap Growth Portfolio (Class B)
The Dreyfus Corporation                                               T. Rowe Price Associates, Inc.

Franklin Templeton Variable Insurance Products Trust -           ->   Met Investors Series Trust - MFS(R) Emerging
Templeton Developing Markets Securities Fund (Class 2)                Markets Equity Portfolio (Class B) 1
Templeton Asset Management Ltd.                                       Massachusetts Financial Services Company


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
Van Kampen Life Investment Trust - Van Kampen Strategic           ->  Metropolitan Series Fund, Inc. - Jennison
Growth Portfolio (Class I)                                            Growth Portfolio (Class A)
Van Kampen Investment Management                                      Jennison Associates LLC

Putnam Variable Trust - Putnam VT Discovery Growth Fund           ->  Met Investors Series Trust - Van Kampen
(Class IB Shares)                                                     Mid-Cap Growth Portfolio (Class B)
Putnam Investment Management LLC                                      Morgan Stanley Investment Management, Inc.
                                                                      (d/b/a Van Kampen)



1. Policies issued prior to 5/3/04 are substituted into MFS Emerging Markets Equity Portfolio - Class A. Policies issued after 4/30/04 are substituted into MFS Emerging Markets Equity Portfolio - Class B.



Please note that:

     - No action is required on your part at this time. You will not need to file a new election or take any immediate action if the SEC approves the substitution.

     - The elections you have on file for allocating your cash value, premium payments and deductions will be redirected to the Replacement Fund unless you change your elections and transfer your funds before the substitution takes place.

     - You may transfer amounts in your Policy among the variable investment options and the fixed option as usual. The substitution itself will not be treated as a transfer for purposes of the transfer provisions of your Policy, subject to the Company's restrictions on transfers to prevent or limit "market timing" activities by Policy owners or agents of Policy owners.

     - If you make one transfer from one of the above Existing Funds into one or more other subaccounts before the substitution, or from the Replacement Fund after the substitution, any transfer charge that might otherwise be imposed will be waived from the date of this Notice through the date that is 30 days after the substitution.

     - On the effective date of the substitution, your account value in the variable investment option will be the same as before the substitution. However, the number of units you receive in the Replacement Fund will be different from the number of units in your Existing Fund, due to the difference in unit values.

     -    There will be no tax consequences to you.

In connection with the substitutions, we will send you a prospectus for the Met Investors Series Trust and the Metropolitan Series Fund, Inc., as well as notice of the actual date of the substitutions and confirmation of transfers.

Please contact your registered representative if you have any questions.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.


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